SEGMENT REPORTING	12 Months Ended
Mar. 31, 2013
SEGMENT REPORTING

18. SEGMENT REPORTING

Kyocera manufactures and sells a highly diversified range of products, including components involving fine ceramic technologies and applied ceramic products, telecommunications and information equipment etc.

Kyocera categorizes its operations into seven reporting segments: (1) Fine Ceramic Parts Group, (2) Semiconductor Parts Group, (3) Applied Ceramic Products Group, (4) Electronic Device Group,

(5) Telecommunications Equipment Group, (6) Information Equipment Group, and (7) Others.

Main products or businesses of each reporting segment are as follows:

(1) Fine Ceramic Parts Group

Components for Semiconductor Processing Equipment and Flat Panel Display (FPD) Manufacturing Equipment,

Information & Telecommunication Components,

General Industrial Machinery Components,

Sapphire Substrates, and

Automotive Components

(2) Semiconductor Parts Group

Ceramic Packages for Crystal and SAW Devices, CMOS/CCD Image Sensor Ceramic Packages,

LSI Ceramic Packages, Wireless Communication Device Packages,

Optical Communication Device Packages and Components, and

Organic Multilayer Packages

(3) Applied Ceramic Products Group

Residential and Commercial Use Solar Power Generating Systems, Solar Cells and Modules,

Cutting Tools, Micro Drills,

Medical and Dental Implants, and

Jewelry and Applied Ceramic Related Products

(4) Electronic Device Group

Ceramic Capacitors, Tantalum Capacitors,

SAW Devices, RF Modules, EMI Filters,

Clock Oscillators, Crystal Units, Ceramic Resonators, Optical Low Pass Filters,

Connectors,

Thermal Printheads, Inkjet Printheads,

Amorphous Silicon Photoreceptor Drums,

LCDs, and Touch Panels

(5) Telecommunications Equipment Group

Mobile Phones, and

PHS related Products such as PHS Handsets and PHS Base Stations

(6) Information Equipment Group

Monochrome and Color Printers and Multifunctional Products,

Wide Format Systems,

Document Solutions,

Application Software, and

Supplies

(7) Others

Information Systems & Telecommunication Services, Engineering Business, Management Consulting Business,

Epoxy Molding Compounds for Semiconductor Encapsulation, Electrical Insulators,

Flexible Printed Circuit Sheet Materials, Synthetic Resin Molded Parts,

Realty Development Business, and

LED Lighting Systems

Inter-segment sales, operating revenue and transfers are made with reference to prevailing market prices. Transactions between reportable segments are immaterial and not shown separately.

Operating profit for each reporting segment represents net sales, less related costs and operating expenses, excluding corporate gains and equity in losses of affiliates and unconsolidated subsidiaries, income taxes and net income attributable to noncontrolling interests.

Assets for each reporting segment represent those assets associated with a specific reporting segment. Corporate assets consist primarily of cash and cash equivalents, the facilities of corporate headquarters and various other investments and assets that are not specific to each reporting segment.

Kyocera’s sales to KDDI Corporation and its consolidated subsidiaries which are mainly recorded in the Telecommunications Equipment Group are as follows:

	Years ended March 31,
	2011	2012	2013
Amount of sales to KDDI Corporation and its consolidated subsidiaries (Yen in millions)	¥130,554	¥121,130	¥92,901
Ratio of amount of sale to KDDI Corporation and its consolidated subsidiaries to consolidated net sales (%)	10.3	10.2	7.3

Information by reporting segment at and for the years ended March 31, 2011, 2012 and 2013 is summarized on the following page:

Reporting segments

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Net sales:
Fine Ceramic Parts Group	¥76,269	¥80,372	¥74,852
Semiconductor Parts Group	174,687	153,420	167,241
Applied Ceramic Products Group	197,642	179,784	211,439
Electronic Device Group	242,641	228,721	271,570
Telecommunications Equipment Group	225,168	178,669	177,314
Information Equipment Group	239,916	243,457	250,534
Others	139,383	151,987	159,902
Adjustments and eliminations	(28,782)	(25,540)	(32,798)

Net sales	¥1,266,924	¥1,190,870	¥1,280,054

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Income before income taxes:
Fine Ceramic Parts Group	¥11,969	¥12,622	¥7,614
Semiconductor Parts Group	37,331	27,754	30,379
Applied Ceramic Products Group	29,049	6,459	17,924
Electronic Device Group	41,646	16,036	(4,014)
Telecommunications Equipment Group	2,121	1,469	1,340
Information Equipment Group	25,845	29,451	21,750
Others	9,651	8,054	10,542

Total operating profit	157,612	101,845	85,535
Corporate gains and Equity in losses of affiliates and unconsolidated subsidiaries	16,722	13,840	17,248
Adjustments and eliminations	(2,002)	(792)	(1,420)

Income before income taxes	¥172,332	¥114,893	¥101,363

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Depreciation and amortization:
Fine Ceramic Parts Group	¥5,106	¥6,767	¥6,403
Semiconductor Parts Group	10,786	11,795	12,850
Applied Ceramic Products Group	13,786	14,843	15,152
Electronic Device Group	13,818	13,762	15,155
Telecommunications Equipment Group	10,172	8,949	7,514
Information Equipment Group	11,027	10,131	9,723
Others	4,767	4,668	4,734
Corporate	2,082	2,205	2,066

Total	¥71,544	¥73,120	¥73,597

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Write-down of inventories:
Fine Ceramic Parts Group	¥146	¥105	¥252
Semiconductor Parts Group	266	703	228
Applied Ceramic Products Group	1,000	6,115	1,498
Electronic Device Group	265	991	956
Telecommunications Equipment Group	2,581	2,216	7,127
Information Equipment Group	972	1,169	1,106
Others	61	187	340
Corporate	—	—	—

Total	¥5,291	¥11,486	¥11,507

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Capital expenditures:
Fine Ceramic Parts Group	¥11,319	¥11,050	¥3,348
Semiconductor Parts Group	12,998	13,279	14,727
Applied Ceramic Products Group	17,660	13,001	7,963
Electronic Device Group	12,118	14,193	14,071
Telecommunications Equipment Group	3,886	4,142	3,069
Information Equipment Group	7,437	6,199	6,536
Others	2,747	2,800	2,837
Corporate	2,515	1,744	4,137

Total	¥70,680	¥66,408	¥56,688

	March 31,
	2011	2012	2013
	(Yen in millions)
Assets by reporting segment:
Fine Ceramic Parts Group	¥57,682	¥68,637	¥62,453
Semiconductor Parts Group	111,406	112,121	118,524
Applied Ceramic Products Group	258,618	265,093	327,465
Electronic Device Group	351,432	417,105	448,141
Telecommunications Equipment Group	111,634	109,975	119,894
Information Equipment Group	247,486	246,834	263,837
Others	132,381	138,304	158,617

	1,270,639	1,358,069	1,498,931
Corporate and investments in and advances to affiliates and unconsolidated subsidiaries	749,603	729,646	892,098
Adjustments and eliminations	(73,676)	(93,612)	(108,176)

Total assets	¥1,946,566	¥1,994,103	¥2,282,853

Information for revenue from external customers by destination and long-lived assets based on physical location as of and for the years ended March 31, 2011, 2012 and 2013 are summarized as follows:

Geographic segments

	Years ended March 31,
	2011	2012	2013
	(Yen in millions)
Net sales:
Japan	¥559,883	¥559,344	¥574,202
Asia	215,913	205,469	235,520
United States of America	220,706	166,706	215,032
Europe	210,131	204,887	198,868
Others	60,291	54,464	56,432

Net sales	¥1,266,924	¥1,190,870	¥1,280,054

	March 31,
	2011	2012	2013
	(Yen in millions)
Long-lived assets:
Japan	¥185,969	¥187,566	¥182,987
Asia	29,293	35,545	45,585
United States of America	11,164	12,787	14,293
Europe	14,974	18,725	19,623
Others	6,354	5,914	6,336

Total	¥247,754	¥260,537	¥268,824

There are no individually material countries with respect to revenue from external customers and long-lived assets in Asia, Europe and Others.